Cash and Cash Equivalents (Details) - Schedule of Cash and Cash Equivalents € in Thousands, ₪ in Thousands, $ in Thousands	Dec. 31, 2023 USD ($)	Dec. 31, 2023 ILS (₪)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 ILS (₪)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Composition:
Cash available for immediate withdrawal	$ 568			$ 69			$ 1,561	$ 166
Cash available for immediate withdrawal (in New Shekels)	568			69			1,561	166
Cash available for immediate withdrawal (in Euro)	568			69			$ 1,561	$ 166
USD [Member]
Composition:
Cash available for immediate withdrawal	58			55
Cash available for immediate withdrawal (in New Shekels)	58			55
Cash available for immediate withdrawal (in Euro)	$ 58			$ 55
NIS [Member]
Composition:
Cash available for immediate withdrawal | ₪		₪ 510
Cash available for immediate withdrawal (in New Shekels) | ₪		510
Cash available for immediate withdrawal (in Euro) | ₪		₪ 510
EUR [Member]
Composition:
Cash available for immediate withdrawal | €						€ 14
Cash available for immediate withdrawal (in New Shekels) | €						14
Cash available for immediate withdrawal (in Euro) | €						€ 14